SUBSEQUENT EVENTS (Details Textual) (USD $) In Thousands, except Per Share data, unless otherwise specified	Aug. 19, 2014	Feb. 18, 2014	Aug. 12, 2013	Feb. 14, 2013	Sep. 10, 2012	Feb. 25, 2015	Feb. 04, 2015
Subsequent Event [Line Items]
Dividends Payable, Amount Per Share	$ 0.095	$ 0.12	$ 0.09	$ 0.12	$ 0.10
Dividends Payable	$ 4,195	$ 4,468	$ 3,390	$ 4,397	$ 3,661
Subsequent Event [Member]
Subsequent Event [Line Items]
Dividends Payable, Amount Per Share							$ 0.081
Dividends Payable							$ 3,582
Business Acquisition, Percentage of Voting Interests Acquired						70.00%
Business Acquisition Percentage Of Definitive Agreement						100.00%